UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-23217

City National Rochdale Select Strategies Fund

(Exact name of registrant as specified in charter)

400 Park Avenue

New York, New York 10022

(Address of principal executive offices) (Zip code)

Michal Lukaj

City National Rochdale, LLC

400 Park Avenue

New York, New York 10022

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-888-889-0799

Date of fiscal year end: January 31, 2019

Date of reporting period: April 30, 2018

Item 1. Schedule of Investments.

The registrant’s schedules as of the close of the reporting period, as set forth in §§ 210.12-12 through 210.12-14 of Regulation S-X [17 CFR §§ 210-12.12-12.14], are attached hereto.

Schedule of Investments

April 30, 2018 (Unaudited)

City National Rochdale Select Strategies Fund

Description	Face Amount (000)	Value (000)

Structured Investments Equity Linked Notes –Iris Reinsurance, Ltd. [67.4%]
Earthquake[2.9%]
Delancey Segregated Account, expires 12/31/2018	$1,292	$1,297

Efficiency[27.9%]
Broadway Segregated Account, expires 1/8/2022(A)	6,438	5,729
Hollywood Segregated Account, expires 4/20/2021(A)	6,783	6,710

Total Efficiency		12,439

Frequency[9.2%]
Atlantic Segregated Account, expires 12/31/2018	1,254	1,288
Jay Segregated Account, expires 12/31/2018	310	-2
Ocean Segregated Account, expires 12/31/2018	1,088	1,147
Park Segregated Account, expires 12/31/2018	1,172	1,237
Sunset Segregated Account, expires 12/31/2018	431	420

Total Frequency		4,090

Multi Peril[7.1%]
Carmelia Segregated Account, expires 12/31/2018	1,275	1,326
Nassau Segregated Account, expires 5/31/2018	1,104	1,174
Venice Segregated Account, expires 7/31/2018	616	641

Total Multi Peril		3,141

Non-Florida[2.6%]
Lexington Segregated Account, expires 5/31/2018	1,228	1,180

Opportunistic[3.6%]
Elevado Segregated Account, expires 12/31/2018(A)	1,208	1,128
Trinity Segregated Account, expires 12/31/2018	444	475

Total Opportunistic		1,603

Description	Face Amount (000)	Value (000)

Wind[14.1%]
Fulton Segregated Account, expires 12/31/2018	$824	$875
Glendale Segregated Account, expires 12/31/2018	1,255	1,299
King Segregated Account, expires 12/31/2018	1,273	1,306
Madison Segregated Account, expires 12/31/2018	1,042	1,074
Rodeo Segregated Account, expires 12/31/2018	431	437
Wilshire Segregated Account, expires 12/31/2018	1,204	1,274

Total Wind		6,265

Total Investments [67.4%]
(Cost $30,672)		$30,015

Percentages are based on Net Assets of $44,510 (000).

(A)	Level 3 security in accordance with fair value hierarchy.

As of April 30, 2018, structured investments in equity linked notes with a fair value of $16,448 (000) are valued using the Special Purpose Entities Net Asset Value (NAV) as a practical expedient and are not required to be classified in the fair value hierarchy. Equity linked notes with a fair value of $13,567 (000), were valued using the Special Purpose Entities NAV adjusted for industry loss data provided by independent third-party assessor applied to certain contracts within the Special Purpose Entities that were impacted by aforementioned data and were considered Level 3, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Equity Linked Notes

Beginning balance as of January 31, 2018	$13,202
Transfers into Level 3	—
Net purchases	—
Net sales	—
Realized loss	—
Change in unrealized appreciation (depreciation)	365
Ending balance as of April 30, 2018	$13,567
Net change in unrealized appreciation (depreciation) attributable to level 3 securities held at April 30, 2018	$365

For the period ended April 30, 2018, there were no transfers between any of the fair value hierarchy levels. Transfers between levels are recognized at fair value determined at period end.

Unobservable inputs included original transaction price, losses from severe weather events, other natural and non-natural catastrophes and insurance and reinsurance premiums. Significant decreases in premiums or increases in losses related to severe weather or other natural or non-natural catastrophes in isolation would result in a significantly lower Fadi value measurement. As of April 30, 2018, there were no Level 3 securities valued using unobservable inputs determined by management.

A summary of the Segregated Accounts that the Fund holds in the Iris Reinsurance, Ltd. Portfolio are summarized as follows:

CITY NATIONAL ROCHDALE FUNDS | PAGE 1

Schedule of Investments

April 30, 2018 (Unaudited)

City National Rochdale Select Strategies Fund

Description	Status	Maturity Range	Market Value of Iris Reinsurance, Ltd. (000)*
Earthquake
Delancey			35,779
United States
3 Contracts	Live	8/2018 - 12/2018
3 Contracts	Matured	8/2017 - 12/2017
Efficiency
Broadway			146,315
North America, Europe, Australia, Japan
17 Contracts (6 cat bonds)	Live	5/2018 - 1/2022
North America, Europe, Japan
14 Contracts (1 cat bond)	Matured	12/2017 - 3/2018
United States - Texas, Florida
4 Contracts	Triggered	12/2017
Hollywood			182,861
North America, Europe, Australia
15 Contracts (6 cat conds)	Live	3/2018 - 4/2021
North America, Europe, Japan
17 Contracts (1 cat bond)	Matured	11/2017 - 3/2018
United States - Texas, Florida
3 Contracts	Triggered	12/2017
Frequency
Atlantic			35,576
United States
2 Contracts (1 cat bond)	Live	5/2018 - 12/2018
1 Contract	Matured	12/2017
Jay			381
United States
1 Contract	Triggered	4/2018
Ocean			25,235
North America
3 Contracts (1 cat bond)	Live	5/2018 - 12/2018
2 Contracts	Matured	9/2017 - 12/2017
Park			30,174
North America
4 Contracts	Live	6/2018 - 12/2018
United States
1 Contract	Matured	12/2017
Sunset			11,564
N/A
0 Contracts	Live	N/A
Multi Peril
Carmelia			36,541
United States, Japan, Europe, Australia, New Zealand
2 Contracts	Live	12/2018
2 Contracts	Matured	12/2017
Nassau			25,804
United States
2 Contracts	Live	5/2018 - 2/2019
2 Contracts	Matured	12/2017 - 2/2018
Venice			17,676
United States
1 Contract	Live	7/2018
Non-Florida
Lexington			32,686
United States
1 Contract	Live	5/2018
United States, Japan
1 Contract	Matured	12/2017

Description	Status	Maturity Range	Market Value of Iris Reinsurance, Ltd. (000)*
Opportunistic
Elevado			28,025
United States
1 Contract	Live	12/2018
2 Contracts	Matured	12/2017
United States - Florida
1 Contract	Triggered	12/2017
Trinitiy			13,302
United States
1 Contract	Live	12/2018
1 Contract	Matured	12/2017
Wind
Fulton			24,241
United States
1 Contract	Live	12/2018
United States - Florida
2 Contracts	Matured	12/2017
Glendale			35,738
United States
1 Contract	Live	12/2018
2 Contracts	Matured	12/2017
King			30,416
United States
3 Contracts	Live	6/2018 - 4/2019
1 Contract	Matured	12/2017
Madison			29,478
United States
2 Contracts	Matured	12/2017
Rodeo			12,088
United States, Japan, Europe
1 Contract	Live	12/2018
Wilshire			35,347
United States
2 Contracts	Matured	12/2017

Disclosures

*	During the period from July 27, 2017 - April 30, 2018, the fund owned between 2.1% and 4.1% of the assets represented in the Iris Reinsurance, Ltd. portfolio

Earthquake — Predominately exposed to damage incurred by earthquakes in the United States

Efficiency — Investments in ILWs and Cat Bonds with exposure to All Natural Perils (including Wind and Earthquake) in North America, Europe, and Australia

Frequency — Exposure to contracts that are triggered by multiple events (All Natural Perils) or loss windows in the United States and Canada

Live — Contract is currently in force

Matured —Contract was in force until agreed upon termination date

Multi Peril — Exposure to contracts with multiple perils (including Wind and Earthquake) in the US, Japan, Europe, Australia, and New Zealand

Non-Florida — Exposure to Wind contracts in the US (VA-ME) and Earthquake contracts in Japan

Opportunistic — Exposure to ANP, Wind, and Earthquake contracts in the United States

Triggered — Contract was impaired and removed from cell before maturity

Wind — Predominately exposed to damage incurred by wind in the US, Japan, and Europe

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual and annual financial statements.

CNR-QH-003-0200

CITY NATIONAL ROCHDALE FUNDS | PAGE 2

Item 2. Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	City National Rochdale Select Strategies Fund

/s/ Garrett R. D’Alessandro
By (Signature and Title)	Garrett R. D’Alessandro,
President and Chief Executive Officer

Date: June 26, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Garrett R. D’Alessandro
Garrett R. D’Alessandro,
President and Chief Executive Officer
Date: June 26, 2018
/s/ Eric Kleinschmidt
By (Signature and Title)	Eric Kleinschmidt, Treasurer

Date: June 26, 2018